Short-term Investments	12 Months Ended
Dec. 31, 2019
Short-term Investments
Short-term Investments
6.	Short-term Investments

As of December 31, 2018 and 2019, the Group’s short-term investments mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2019, the effective yields of short-term investments ranged from 2.00% to 4.25% per annum (2018: 1.90% to 5.50% per annum).

The following is a summary of short-term investments (in thousands):

December 31, 2018
		Unrealized	Estimated
	Cost	Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Short-term investments	11,528,300	146,475	11,674,775

December 31, 2019
		Unrealized	Estimated
	Cost	Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Short-term investments	15,116,330	196,265	15,312,595

During the years ended December 31, 2017, 2018 and 2019, the Group recorded investment income related to short-term investments of RMB389.5 million, RMB463.5 million and RMB657.6 million in the consolidated statements of operations and comprehensive income, respectively.